UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21729

Name of Fund:  BlackRock Global Opportunities Equity Trust (BOE)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Global

             Opportunities Equity Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2016

Date of reporting period: 09/30/2016

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.0%
Ensogo Ltd. (a)	418,198	$208,044
Belgium — 2.9%
Anheuser-Busch InBev SA	214,532	28,212,785
Canada — 1.2%
Fairfax Financial Holdings Ltd.	20,508	12,016,395
China — 2.2%
Alibaba Group Holding Ltd. — ADR (a)(b)	152,280	16,109,701
Baidu, Inc. — ADR (a)(b)	30,600	5,571,342

		21,681,043
France — 1.0%
Unibail-Rodamco SE — REIT	34,970	9,429,111
Hong Kong — 0.8%
AIA Group Ltd.	1,148,900	7,726,059
India — 1.4%
Bharti Infratel Ltd.	994,459	5,471,975
HDFC Bank Ltd.	358,485	7,914,537

		13,386,512
Indonesia — 0.5%
Matahari Department Store Tbk PT	3,129,023	4,443,003
Ireland — 0.8%
Green REIT PLC	4,694,157	7,672,518
Israel — 0.4%
Teva Pharmaceutical Industries Ltd. — ADR (b)	89,900	4,136,299
Italy — 2.0%
Atlantia SpA	227,100	5,767,827
Eni SpA	445,200	6,415,496
Snam SpA	1,243,900	6,897,295

		19,080,618
Japan — 6.0%
Alps Electric Co. Ltd.	228,000	5,503,413
FANUC Corp.	60,300	10,185,603
Nintendo Co. Ltd.	30,500	8,166,457
SoftBank Group Corp.	219,600	14,231,970
Sony Corp.	308,600	10,224,101
Sumitomo Mitsui Financial Group, Inc.	270,000	9,120,495

		57,432,039
Mexico — 0.7%
Fomento Economico Mexicano SAB de CV — ADR (b)	70,600	6,498,024
Netherlands — 2.8%
ASML Holding NV	49,027	5,372,942
InterXion Holding NV (a)(b)	144,200	5,222,924
Koninklijke Philips NV	547,840	16,210,435

		26,806,301
New Zealand — 0.5%
Xero Ltd. (a)	350,000	4,942,252

Common Stocks	Shares	Value
Norway — 1.1%
Statoil ASA	613,060	$10,292,234
Philippines — 0.5%
Cemex Holdings Philippines, Inc. (a)(c)	19,451,800	4,813,313
Portugal — 0.9%
Galp Energia SGPS SA	672,400	9,186,308
South Africa — 1.2%
Naspers Ltd., N Shares	66,150	11,448,774
South Korea — 1.3%
Amorepacific Corp.	13,600	4,822,863
LG Chem Ltd.	36,100	7,984,330

		12,807,193
Spain — 1.5%
Cellnex Telecom SA (c)	780,578	14,125,985
Sweden — 0.7%
Nordea Bank AB	658,358	6,537,808
Switzerland — 2.3%
Nestle SA	135,934	10,733,903
Roche Holding AG	30,320	7,534,478
UBS Group AG	323,489	4,419,008

		22,687,389
Taiwan — 1.4%
Largan Precision Co. Ltd.	41,900	5,106,625
Taiwan Semiconductor Manufacturing Co. Ltd.	1,416,000	8,323,451

		13,430,076
Thailand — 0.4%
True Corp PCL	17,636,900	3,551,645
United Kingdom — 9.0%
AstraZeneca PLC	88,500	5,730,509
BAE Systems PLC	957,470	6,504,317
Delphi Automotive PLC (b)	91,710	6,540,757
Diageo PLC	369,800	10,592,336
GlaxoSmithKline PLC	292,400	6,227,660
Imperial Brands PLC	209,060	10,760,391
Lloyds Banking Group PLC	5,114,640	3,613,554
Metro Bank PLC (a)	174,408	6,227,418
Nomad Foods Ltd. (a)	623,429	7,368,931
Unilever PLC	309,520	14,646,437
Vodafone Group PLC — ADR (b)	286,910	8,363,426

		86,575,736
United States — 54.4%
Acuity Brands, Inc. (b)	17,550	4,643,730
Adobe Systems, Inc. (a)(d)	91,820	9,966,143
Allergan PLC (a)(b)	20,200	4,652,262
Alphabet, Inc., Class A (a)(b)	13,714	11,026,879
Alphabet, Inc., Class C (a)(b)	23,652	18,384,463
Altria Group, Inc. (b)(d)	178,510	11,287,187
Amazon.com, Inc. (a)(b)(d)	14,060	11,772,579

Portfolio Abbreviations
ADR	American Depositary Receipt	HKD	Hong Kong Dollar	REIT	Real Estate Investment Trust
CAD	Canadian Dollar	JPY	Japanese Yen	SEK	Swedish Krona
CHF	Swiss Franc	KRW	South Korean Won	TWD	Taiwan Dollar
EUR	Euro	NOK	Norwegian Krone	USD	U.S. Dollar
GBP	British Pound	NZD	New Zealand Dollar	ZAR	South African Rand

SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

Common Stocks	Shares	Value
United States (continued)
Amgen, Inc. (b)	32,000	$5,337,920
Apple, Inc. (b)	145,500	16,448,775
Aramark (d)	284,920	10,835,508
Assured Guaranty Ltd. (b)	167,992	4,661,778
BankUnited, Inc. (d)	300,263	9,067,943
Biogen, Inc. (a)(b)	14,100	4,413,723
Boston Scientific Corp. (a)(b)(d)	290,887	6,923,111
Celgene Corp. (a)(b)	42,500	4,442,525
Centene Corp. (a)	78,500	5,256,360
Cigna Corp. (b)	34,000	4,430,880
Citigroup, Inc. (b)(d)	217,908	10,291,795
Comcast Corp., Class A (b)(d)	176,200	11,689,108
Concho Resources, Inc. (a)(b)	60,530	8,313,796
Crown Holdings, Inc. (a)	100,370	5,730,123
Duke Energy Corp. (b)	86,800	6,947,472
Eastman Chemical Co.	80,790	5,467,867
EOG Resources, Inc. (b)	125,470	12,134,204
Facebook, Inc., Class A (a)(b)	81,000	10,389,870
Hartford Financial Services Group, Inc. (b)	283,730	12,149,319
Hess Corp. (b)	167,300	8,970,626
Intercontinental Exchange, Inc.	26,560	7,154,202
Johnson Controls International PLC (b)	179,801	8,366,140
Kellogg Co. (b)	116,800	9,048,496
Kennedy-Wilson Holdings, Inc.	274,748	6,195,567
Lam Research Corp.	90,800	8,599,668
Lowe’s Cos., Inc. (b)	81,030	5,851,176
Macquarie Infrastructure Corp. (b)	79,140	6,587,614
Marathon Petroleum Corp. (b)	100,200	4,067,118
MasterCard, Inc., Class A (b)(d)	204,860	20,848,602
McDonald’s Corp. (b)(d)	147,200	16,980,992
Medtronic PLC (b)	144,183	12,457,411
Merck & Co., Inc. (b)	108,810	6,790,832
Micron Technology, Inc. (a)(b)	203,400	3,616,452
Mondelez International, Inc., Class A (b)	211,230	9,272,997
Monsanto Co. (b)	76,600	7,828,520
Mosaic Co. (b)	354,460	8,670,092
PayPal Holdings, Inc. (a)(b)	252,600	10,349,022
Pioneer Natural Resources Co. (b)	31,600	5,866,540
Platform Specialty Products Corp. (a)	484,673	3,930,698
PPL Corp. (b)	192,700	6,661,639
Public Service Enterprise Group, Inc. (b)	153,630	6,432,488
Roper Technologies, Inc. (b)	31,639	5,773,168
Samsonite International SA	1,632,800	5,264,678
ServiceMaster Global Holdings, Inc. (a)(b)	222,305	7,487,232
Sherwin-Williams Co. (b)	21,800	6,031,188
Shire PLC — ADR (b)	25,560	4,955,062
Starbucks Corp. (b)	247,946	13,423,796
Strategic Growth Bancorp. (Acquired 3/10/14, Cost $5,461,692) (a)(e)	438,690	3,935,049
SVB Financial Group (a)(b)	66,500	7,350,910

Common Stocks	Shares	Value
United States (continued)
Union Pacific Corp. (b)	105,974	$10,335,644
UnitedHealth Group, Inc. (b)	58,187	8,146,180
Vulcan Materials Co. (b)	25,600	2,911,488
Walt Disney Co. (b)	102,900	9,555,294
Wells Fargo & Co. (b)	251,400	11,131,992
WestRock Co.	132,700	6,433,296
Whirlpool Corp. (b)	33,500	5,432,360
WisdomTree Investments, Inc. (b)	444,901	4,578,031

		523,957,580
Total Common Stocks — 97.9%		943,085,044

Preferred Stocks
India — 0.9%
Jasper Infotech Private Ltd., Series F (Acquired 5/7/14, Cost $1,888,464), 0.00% (a)(e)	266	6,869,512
Jasper Infotech Private Ltd., Series G (Acquired 10/29/14, Cost $741,913), 0.00% (a)(e)	88	2,272,621

		9,142,133
United States — 1.8%
Palantir Technologies, Inc., Series I (Acquired 2/7/14, Cost $3,118,944), 0.00% (a)(e)	508,800	4,670,784
Uber Technologies, Inc., Series D (Acquired 6/6/14, Cost $3,845,800), 0.00% (a)(e)	247,908	12,276,404

		16,947,188
Total Preferred Stocks — 2.7%		26,089,321
Total Long Term Investments (Cost — $836,296,986) — 100.6%		969,174,365

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.20% (f)(g)	10,266,008	10,266,008
Total Short-Term Securities (Cost — $10,266,008) — 1.1%		10,266,008
Total Investments Before Options Written (Cost — $846,562,994*) — 101.7%		979,440,373

Options Written
(Premiums Received — $10,794,968) — (1.3)%		(12,038,749)
Total Investments Net of Options Written — 100.4%		967,401,624
Liabilities in Excess of Other Assets — (0.4)%		(4,130,023)

Net Assets — 100.0%		$963,271,601

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$852,897,284

Gross unrealized appreciation	$153,133,286
Gross unrealized depreciation	(26,590,197)

Net unrealized appreciation	$126,543,089

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

2	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(e)	Restricted securities as to resale, excluding 144A securities. As of period end, the Trust held restricted securities with a current value of $30,024,370 and an original cost of $15,056,813 which was 3.1% of its net assets.

(f)	Current yield as of period end.

(g)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Net Activity	Shares Held at September 30, 2016	Value at September 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	6,389,331	(6,389,331)	—	—	$69,072
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	10,266,008	10,266,008	$10,266,008	2,062
BlackRock Liquidity Series, LLC Money Market Series	$ 427,550	$ (427,550)	—	—	20,345	[1]
Total				$10,266,008	$91,479

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

   Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Public Service Enterprise Group, Inc.	Call	10/06/16	USD	43.91	51	$(406)
Alibaba Group Holding Ltd. — ADR	Call	10/07/16	USD	94.00	107	(127,598)
Alphabet, Inc., Class A	Call	10/07/16	USD	810.00	11	(3,960)
Amazon.com, Inc.	Call	10/07/16	USD	777.50	36	(217,800)
Apple, Inc.	Call	10/07/16	USD	108.00	61	(31,110)
Citigroup, Inc.	Call	10/07/16	USD	47.50	182	(9,100)
Comcast Corp., Class A	Call	10/07/16	USD	67.00	77	(1,463)
EOG Resources, Inc.	Call	10/07/16	USD	91.00	38	(22,705)
Facebook, Inc., Class A	Call	10/07/16	USD	126.00	93	(24,087)
MasterCard, Inc., Class A	Call	10/07/16	USD	96.00	245	(140,263)
McDonald’s Corp.	Call	10/07/16	USD	117.00	109	(2,180)
Medtronic PLC	Call	10/07/16	USD	88.00	76	(798)
Merck & Co., Inc.	Call	10/07/16	USD	62.50	65	(3,088)
Micron Technology, Inc.	Call	10/07/16	USD	16.50	350	(52,150)
Mondelez International, Inc., Class A	Call	10/07/16	USD	44.50	237	(5,333)
Mosaic Co.	Call	10/07/16	USD	30.00	244	(488)
PayPal Holdings, Inc.	Call	10/07/16	USD	39.00	126	(25,704)
Pioneer Natural Resources Co.	Call	10/07/16	USD	190.00	42	(5,460)
Shire PLC — ADR	Call	10/07/16	USD	200.00	35	(2,712)
Starbucks Corp.	Call	10/07/16	USD	58.00	164	(1,640)
Teva Pharmaceutical Industries Ltd. — ADR	Call	10/07/16	USD	54.00	250	(1,250)
Union Pacific Corp.	Call	10/07/16	USD	96.00	143	(26,812)
UnitedHealth Group, Inc.	Call	10/07/16	USD	135.00	94	(48,645)
Vodafone Group PLC — ADR	Call	10/07/16	USD	31.00	350	(8,750)
Whirlpool Corp.	Call	10/07/16	USD	185.00	62	(434)
Alibaba Group Holding Ltd. — ADR	Call	10/14/16	USD	98.50	202	(153,520)
Alphabet, Inc., Class C	Call	10/14/16	USD	772.50	39	(44,265)
Amazon.com, Inc.	Call	10/14/16	USD	770.00	1	(6,850)
Amazon.com, Inc.	Call	10/14/16	USD	785.00	1	(5,395)
Amgen, Inc.	Call	10/14/16	USD	172.50	122	(6,039)
Apple, Inc.	Call	10/14/16	USD	106.00	85	(60,988)
Apple, Inc.	Call	10/14/16	USD	108.00	61	(32,482)
Baidu, Inc. — ADR	Call	10/14/16	USD	190.00	75	(9,225)
Celgene Corp.	Call	10/14/16	USD	110.00	116	(5,568)
Citigroup, Inc.	Call	10/14/16	USD	48.50	308	(15,554)
Comcast Corp., Class A	Call	10/14/16	USD	67.00	76	(2,926)
EOG Resources, Inc.	Call	10/14/16	USD	92.50	102	(49,725)
Hess Corp.	Call	10/14/16	USD	55.50	83	(6,432)
Hess Corp.	Call	10/14/16	USD	56.50	259	(14,245)

SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Marathon Petroleum Corp.	Call	10/14/16	USD	44.00	138	$(3,450)
MasterCard, Inc., Class A	Call	10/14/16	USD	99.50	295	(76,700)
McDonald’s Corp.	Call	10/14/16	USD	116.00	180	(15,390)
Medtronic PLC	Call	10/14/16	USD	87.00	145	(8,772)
Merck & Co., Inc.	Call	10/14/16	USD	63.00	78	(7,917)
Micron Technology, Inc.	Call	10/14/16	USD	16.50	510	(80,325)
Mondelez International, Inc., Class A	Call	10/14/16	USD	44.00	177	(11,682)
Monsanto Co.	Call	10/14/16	USD	111.00	52	(2,600)
Monsanto Co.	Call	10/14/16	USD	112.00	52	(2,600)
Shire PLC — ADR	Call	10/14/16	USD	200.00	42	(7,140)
Union Pacific Corp.	Call	10/14/16	USD	96.50	110	(20,735)
UnitedHealth Group, Inc.	Call	10/14/16	USD	142.00	45	(2,902)
Vodafone Group PLC — ADR	Call	10/14/16	USD	30.50	208	(2,080)
Walt Disney Co.	Call	10/14/16	USD	95.50	244	(3,294)
Wells Fargo & Co.	Call	10/14/16	USD	50.00	117	(234)
Roper Technologies, Inc.	Call	10/17/16	USD	175.01	87	(73,623)
Sherwin-Williams Co.	Call	10/17/16	USD	291.51	85	(1,919)
Acuity Brands, Inc.	Call	10/21/16	USD	270.00	37	(25,160)
Alibaba Group Holding Ltd. — ADR	Call	10/21/16	USD	95.00	107	(119,037)
Allergan PLC	Call	10/21/16	USD	247.50	110	(8,525)
Alphabet, Inc., Class A	Call	10/21/16	USD	810.00	30	(24,600)
Alphabet, Inc., Class C	Call	10/21/16	USD	775.00	54	(64,800)
Altria Group, Inc.	Call	10/21/16	USD	67.50	182	(273)
Amazon.com, Inc.	Call	10/21/16	USD	810.00	37	(130,055)
Amgen, Inc.	Call	10/21/16	USD	175.00	27	(1,282)
Apple, Inc.	Call	10/21/16	USD	105.00	50	(41,250)
Apple, Inc.	Call	10/21/16	USD	110.00	230	(89,125)
Assured Guaranty Ltd.	Call	10/21/16	USD	28.00	230	(8,740)
Baidu, Inc. — ADR	Call	10/21/16	USD	192.50	75	(10,950)
Biogen, Inc.	Call	10/21/16	USD	315.00	39	(33,735)
Boston Scientific Corp.	Call	10/21/16	USD	24.00	138	(5,796)
Boston Scientific Corp.	Call	10/21/16	USD	25.00	139	(2,085)
Celgene Corp.	Call	10/21/16	USD	110.00	116	(10,034)
Cigna Corp.	Call	10/21/16	USD	135.00	93	(12,973)
Cigna Corp.	Call	10/21/16	USD	140.00	47	(1,245)
Citigroup, Inc.	Call	10/21/16	USD	45.00	56	(15,456)
Citigroup, Inc.	Call	10/21/16	USD	47.50	110	(12,320)
Comcast Corp., Class A	Call	10/21/16	USD	67.50	231	(8,778)
Concho Resources, Inc.	Call	10/21/16	USD	130.00	65	(57,525)
Delphi Automotive PLC	Call	10/21/16	USD	72.50	255	(29,962)
Duke Energy Corp.	Call	10/21/16	USD	80.00	119	(14,875)
Duke Energy Corp.	Call	10/21/16	USD	82.50	239	(7,768)
EOG Resources, Inc.	Call	10/21/16	USD	90.00	129	(95,782)
Fomento Economico Mexicano SAB de CV — ADR	Call	10/21/16	USD	90.00	152	(58,520)
Fomento Economico Mexicano SAB de CV — ADR	Call	10/21/16	USD	95.00	152	(21,660)
Hartford Financial Services Group, Inc.	Call	10/21/16	USD	42.00	1,260	(164,430)
InterXion Holding NV	Call	10/21/16	USD	38.00	194	(6,305)
Johnson Controls International PLC	Call	10/21/16	USD	46.00	947	(25,096)
Kellogg Co.	Call	10/21/16	USD	80.00	320	(15,200)
Macquarie Infrastructure Corp.	Call	10/21/16	USD	80.75	215	(67,986)
Marathon Petroleum Corp.	Call	10/21/16	USD	42.50	275	(17,875)
MasterCard, Inc., Class A	Call	10/21/16	USD	100.00	191	(47,559)
McDonald’s Corp.	Call	10/21/16	USD	120.00	180	(6,750)
Medtronic PLC	Call	10/21/16	USD	87.50	206	(12,463)
Merck & Co., Inc.	Call	10/21/16	USD	64.50	22	(1,221)
Merck & Co., Inc.	Call	10/21/16	USD	65.00	79	(3,358)
Micron Technology, Inc.	Call	10/21/16	USD	19.00	260	(10,660)
Mondelez International, Inc., Class A	Call	10/21/16	USD	44.00	202	(17,271)
Mondelez International, Inc., Class A	Call	10/21/16	USD	46.00	168	(4,284)
Monsanto Co.	Call	10/21/16	USD	110.00	109	(545)
Mosaic Co.	Call	10/21/16	USD	31.00	488	(4,880)
PayPal Holdings, Inc.	Call	10/21/16	USD	40.00	421	(77,043)

4	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
PPL Corp.	Call	10/21/16	USD	35.00	190	$(7,600)
PPL Corp.	Call	10/21/16	USD	36.00	510	(5,100)
Roper Technologies, Inc.	Call	10/21/16	USD	180.00	87	(38,280)
ServiceMaster Global Holdings, Inc.	Call	10/21/16	USD	35.00	350	(15,750)
ServiceMaster Global Holdings, Inc.	Call	10/21/16	USD	40.00	528	(84,480)
Shire PLC — ADR	Call	10/21/16	USD	200.00	63	(14,175)
Starbucks Corp.	Call	10/21/16	USD	57.50	373	(2,052)
SVB Financial Group	Call	10/21/16	USD	115.00	90	(16,425)
SVB Financial Group	Call	10/21/16	USD	120.00	90	(9,900)
Teva Pharmaceutical Industries Ltd. — ADR	Call	10/21/16	USD	52.50	58	(145)
Union Pacific Corp.	Call	10/21/16	USD	95.00	150	(57,750)
UnitedHealth Group, Inc.	Call	10/21/16	USD	140.00	16	(4,032)
Whirlpool Corp.	Call	10/21/16	USD	175.00	61	(2,288)
WisdomTree Investments, Inc.	Call	10/21/16	USD	11.00	1,000	(15,000)
Alphabet, Inc., Class A	Call	10/28/16	USD	827.50	17	(21,080)
Alphabet, Inc., Class C	Call	10/28/16	USD	797.50	37	(48,100)
Altria Group, Inc.	Call	10/28/16	USD	65.00	120	(4,200)
Amazon.com, Inc.	Call	10/28/16	USD	870.00	2	(3,440)
Apple, Inc.	Call	10/28/16	USD	110.00	50	(25,750)
Biogen, Inc.	Call	10/28/16	USD	325.00	19	(16,340)
Celgene Corp.	Call	10/28/16	USD	111.00	1	(98)
Citigroup, Inc.	Call	10/28/16	USD	48.00	237	(23,937)
Comcast Corp., Class A	Call	10/28/16	USD	67.00	152	(14,896)
EOG Resources, Inc.	Call	10/28/16	USD	93.50	160	(78,400)
EOG Resources, Inc.	Call	10/28/16	USD	94.50	62	(26,195)
Hartford Financial Services Group, Inc.	Call	10/28/16	USD	43.50	300	(23,850)
Hess Corp.	Call	10/28/16	USD	51.00	82	(36,080)
Lowe’s Cos., Inc.	Call	10/28/16	USD	74.00	75	(3,825)
Marathon Petroleum Corp.	Call	10/28/16	USD	44.00	138	(7,245)
MasterCard, Inc., Class A	Call	10/28/16	USD	103.00	94	(14,852)
McDonald’s Corp.	Call	10/28/16	USD	118.00	88	(8,976)
Medtronic PLC	Call	10/28/16	USD	87.00	122	(12,017)
Merck & Co., Inc.	Call	10/28/16	USD	63.50	32	(3,472)
Mondelez International, Inc., Class A	Call	10/28/16	USD	44.00	234	(26,910)
Monsanto Co.	Call	10/28/16	USD	105.00	105	(6,038)
Mosaic Co.	Call	10/28/16	USD	27.50	400	(10,800)
PayPal Holdings, Inc.	Call	10/28/16	USD	40.50	211	(35,132)
Pioneer Natural Resources Co.	Call	10/28/16	USD	182.50	21	(16,800)
Union Pacific Corp.	Call	10/28/16	USD	96.50	70	(21,560)
UnitedHealth Group, Inc.	Call	10/28/16	USD	144.00	45	(4,702)
Vodafone Group PLC — ADR	Call	10/28/16	USD	30.50	500	(10,500)
Walt Disney Co.	Call	10/28/16	USD	95.50	211	(8,334)
Whirlpool Corp.	Call	10/28/16	USD	172.50	61	(10,400)
Public Service Enterprise Group, Inc.	Call	11/01/16	USD	42.21	428	(55,752)
Alibaba Group Holding Ltd. — ADR	Call	11/04/16	USD	109.00	133	(43,890)
Alphabet, Inc., Class A	Call	11/04/16	USD	822.50	17	(26,775)
Altria Group, Inc.	Call	11/04/16	USD	63.50	240	(25,560)
Apple, Inc.	Call	11/04/16	USD	114.00	169	(51,968)
Biogen, Inc.	Call	11/04/16	USD	325.00	19	(18,145)
Comcast Corp., Class A	Call	11/04/16	USD	67.00	268	(29,882)
EOG Resources, Inc.	Call	11/04/16	USD	100.00	83	(17,554)
Facebook, Inc., Class A	Call	11/04/16	USD	132.00	41	(11,336)
Hess Corp.	Call	11/04/16	USD	51.00	150	(70,500)
Hess Corp.	Call	11/04/16	USD	51.50	199	(87,062)
Lowe’s Cos., Inc.	Call	11/04/16	USD	75.00	145	(5,655)
MasterCard, Inc., Class A	Call	11/04/16	USD	103.00	301	(53,428)
McDonald’s Corp.	Call	11/04/16	USD	116.00	252	(51,408)
Medtronic PLC	Call	11/04/16	USD	88.00	94	(6,768)
Merck & Co., Inc.	Call	11/04/16	USD	64.00	21	(2,079)
Mondelez International, Inc., Class A	Call	11/04/16	USD	44.50	143	(14,872)
Mosaic Co.	Call	11/04/16	USD	26.00	220	(11,880)
PayPal Holdings, Inc.	Call	11/04/16	USD	40.50	211	(37,347)
Pioneer Natural Resources Co.	Call	11/04/16	USD	192.50	55	(25,575)
Starbucks Corp.	Call	11/04/16	USD	56.00	227	(15,436)
Teva Pharmaceutical Industries Ltd. — ADR	Call	11/04/16	USD	52.50	93	(3,069)

SEPTEMBER 30, 2016	5

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
UnitedHealth Group, Inc.	Call	11/04/16	USD	144.00	45	$(5,895)
Vodafone Group PLC — ADR	Call	11/04/16	USD	30.50	170	(4,845)
Walt Disney Co.	Call	11/04/16	USD	92.50	110	(20,240)
Wells Fargo & Co.	Call	11/04/16	USD	46.50	128	(4,416)
Sherwin-Williams Co.	Call	11/07/16	USD	287.00	35	(7,695)
Alibaba Group Holding Ltd. — ADR	Call	11/11/16	USD	109.00	207	(79,178)
Altria Group, Inc.	Call	11/11/16	USD	63.50	220	(26,950)
Boston Scientific Corp.	Call	11/11/16	USD	24.25	880	(54,218)
Citigroup, Inc.	Call	11/11/16	USD	47.00	110	(19,415)
Medtronic PLC	Call	11/11/16	USD	87.00	150	(21,000)
Mosaic Co.	Call	11/11/16	USD	26.00	220	(14,080)
Vodafone Group PLC — ADR	Call	11/11/16	USD	30.00	350	(18,200)
Acuity Brands, Inc.	Call	11/18/16	USD	270.00	60	(51,000)
Alibaba Group Holding Ltd. — ADR	Call	11/18/16	USD	105.00	81	(47,790)
Altria Group, Inc.	Call	11/18/16	USD	65.00	220	(14,850)
Amgen, Inc.	Call	11/18/16	USD	170.00	27	(10,395)
Apple, Inc.	Call	11/18/16	USD	120.00	95	(13,062)
Cigna Corp.	Call	11/18/16	USD	135.00	47	(13,301)
Citigroup, Inc.	Call	11/18/16	USD	47.50	195	(31,492)
Comcast Corp., Class A	Call	11/18/16	USD	67.50	165	(18,975)
Duke Energy Corp.	Call	11/18/16	USD	82.50	119	(10,115)
EOG Resources, Inc.	Call	11/18/16	USD	95.00	102	(53,040)
EOG Resources, Inc.	Call	11/18/16	USD	97.50	14	(5,390)
Facebook, Inc., Class A	Call	11/18/16	USD	130.00	311	(129,065)
Hess Corp.	Call	11/18/16	USD	52.50	150	(58,500)
Lowe’s Cos., Inc.	Call	11/18/16	USD	72.50	113	(22,544)
Lowe’s Cos., Inc.	Call	11/18/16	USD	75.00	112	(10,920)
Macquarie Infrastructure Corp.	Call	11/18/16	USD	85.00	220	(37,400)
Merck & Co., Inc.	Call	11/18/16	USD	65.00	310	(25,885)
PayPal Holdings, Inc.	Call	11/18/16	USD	41.00	421	(70,939)
Pioneer Natural Resources Co.	Call	11/18/16	USD	195.00	55	(27,500)
PPL Corp.	Call	11/18/16	USD	37.00	179	(2,685)
Starbucks Corp.	Call	11/18/16	USD	55.00	373	(44,387)
Starbucks Corp.	Call	11/18/16	USD	57.50	227	(9,307)
SVB Financial Group	Call	11/18/16	USD	110.00	185	(111,925)
Teva Pharmaceutical Industries Ltd. — ADR	Call	11/18/16	USD	52.50	93	(2,139)
Union Pacific Corp.	Call	11/18/16	USD	95.00	109	(50,412)
UnitedHealth Group, Inc.	Call	11/18/16	USD	140.00	75	(28,312)
Vulcan Materials Co.	Call	11/18/16	USD	115.00	70	(29,750)
Vulcan Materials Co.	Call	12/08/16	USD	116.00	70	(31,500)
Total						$(5,595,309)

   OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Lam Research Corp.	Call	Deutsche Bank AG	10/03/16	USD	89.90	19,000	$(92,945)
AstraZeneca PLC	Call	Morgan Stanley & Co. International PLC	10/04/16	GBP	50.52	20,900	(6,807)
GlaxoSmithKline PLC	Call	Morgan Stanley & Co. International PLC	10/04/16	GBP	17.07	63,000	(11)
Unilever PLC	Call	Morgan Stanley & Co. International PLC	10/04/16	GBP	35.67	74,000	(89,346)
Alps Electric Co. Ltd.	Call	UBS AG	10/05/16	JPY	2,382.60	63,000	(60,802)
Anheuser-Busch InBev SA	Call	Bank of America N.A.	10/05/16	EUR	113.10	29,000	(137,221)
Anheuser-Busch InBev SA	Call	UBS AG	10/05/16	EUR	114.23	11,700	(41,818)
Atlantia SpA	Call	Credit Suisse International	10/05/16	EUR	22.61	42,000	(10,120)
BAE Systems PLC	Call	Morgan Stanley & Co. International PLC	10/05/16	GBP	5.35	138,000	(2,114)
Cellnex Telecom SA	Call	Credit Suisse International	10/05/16	EUR	16.19	59,700	(10,886)
Eni SpA	Call	Credit Suisse International	10/05/16	EUR	13.82	44,000	(32)
FANUC Corp.	Call	Bank of America N.A.	10/05/16	JPY	17,765.78	15,000	(2,441)
Koninklijke Philips NV	Call	UBS AG	10/05/16	EUR	25.22	79,000	(101,462)
Metro Bank PLC	Call	Morgan Stanley & Co. International PLC	10/05/16	GBP	25.28	4,126	(12,381)
Roche Holding AG	Call	UBS AG	10/05/16	CHF	248.45	8,000	(1,996)
BankUnited, Inc.	Call	Deutsche Bank AG	10/06/16	USD	31.54	50,000	(1,662)
Boston Scientific Corp.	Call	Deutsche Bank AG	10/06/16	USD	24.54	44,200	(2,126)
LG Chem Ltd.	Call	UBS AG	10/06/16	KRW	272,690.62	10,800	(109)
Xero Ltd.	Call	Deutsche Bank AG	10/06/16	NZD	20.10	14,400	(887)

6	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Statoil ASA	Call	Bank of America N.A.	10/07/16	NOK	140.26	65,000	$(4,367)
UBS Group AG	Call	Morgan Stanley & Co. International PLC	10/07/16	CHF	13.02	89,000	(34,525)
Cellnex Telecom SA	Call	Bank of America N.A.	10/11/16	EUR	15.78	40,000	(21,375)
Eni SpA	Call	Credit Suisse International	10/11/16	EUR	13.90	18,000	(677)
Imperial Brands PLC	Call	Morgan Stanley & Co. International PLC	10/11/16	GBP	41.70	40,000	(2,748)
Kennedy-Wilson Holdings, Inc.	Call	Barclays Bank PLC	10/11/16	USD	21.80	32,000	(37,472)
Koninklijke Philips NV	Call	UBS AG	10/11/16	EUR	25.43	79,000	(92,273)
Largan Precision Co. Ltd.	Call	Morgan Stanley & Co. International PLC	10/11/16	TWD	3,926.00	30,000	(49,382)
Lloyds Banking Group PLC	Call	Deutsche Bank AG	10/11/16	GBP	0.56	888,000	(5,557)
Naspers Ltd., N Shares	Call	UBS AG	10/11/16	ZAR	2,258.99	18,100	(153,185)
Nestle SA	Call	Credit Suisse International	10/11/16	CHF	78.97	42,500	(3,907)
Taiwan Semiconductor Manufacturing Co. Ltd.	Call	Morgan Stanley & Co. International PLC	10/11/16	TWD	178.77	386,000	(71,769)
WestRock Co.	Call	UBS AG	10/11/16	USD	44.30	41,600	(176,372)
Xero Ltd.	Call	Deutsche Bank AG	10/11/16	NZD	20.70	37,000	(1,603)
AIA Group Ltd.	Call	Citibank N.A.	10/12/16	HKD	49.84	247,000	(80,215)
Cellnex Telecom SA	Call	Credit Suisse International	10/12/16	EUR	16.02	67,500	(26,014)
Crown Holdings, Inc.	Call	Bank of America N.A.	10/12/16	USD	55.20	16,000	(38,927)
Crown Holdings, Inc.	Call	Deutsche Bank AG	10/12/16	USD	54.65	7,000	(19,829)
SoftBank Group Corp.	Call	Goldman Sachs International	10/12/16	JPY	6,112.02	44,000	(221,489)
Sony Corp.	Call	JPMorgan Chase Bank N.A.	10/12/16	JPY	3,475.22	59,000	(19,347)
Anheuser-Busch InBev SA	Call	UBS AG	10/13/16	EUR	115.33	10,200	(33,196)
Assured Guaranty Ltd.	Call	Morgan Stanley & Co. International PLC	10/13/16	USD	27.75	46,200	(17,611)
Eni SpA	Call	Bank of America N.A.	10/13/16	EUR	13.95	121,000	(577)
Galp Energia SGPS SA	Call	Morgan Stanley & Co. International PLC	10/13/16	EUR	13.42	170,000	(760)
Lam Research Corp.	Call	Morgan Stanley & Co. International PLC	10/13/16	USD	93.83	31,000	(85,274)
Metro Bank PLC	Call	Morgan Stanley & Co. International PLC	10/13/16	GBP	24.55	20,000	(81,061)
Samsonite International SA	Call	Bank of America N.A.	10/13/16	HKD	23.55	301,800	(62,776)
Aramark	Call	Deutsche Bank AG	10/14/16	USD	37.74	47,000	(40,446)
Public Service Enterprise Group, Inc.	Call	Goldman Sachs International	10/17/16	USD	44.23	36,500	(3,048)
AIA Group Ltd.	Call	Citibank N.A.	10/19/16	HKD	49.24	247,000	(98,175)
AstraZeneca PLC	Call	Morgan Stanley & Co. International PLC	10/19/16	GBP	49.16	4,500	(8,415)
Atlantia SpA	Call	Credit Suisse International	10/19/16	EUR	22.90	41,000	(10,923)
Diageo PLC	Call	UBS AG	10/19/16	GBP	22.07	109,000	(52,127)
Samsonite International SA	Call	Bank of America N.A.	10/19/16	HKD	25.24	128,100	(11,147)
SoftBank Group Corp.	Call	Goldman Sachs International	10/19/16	JPY	7,093.80	33,200	(12,980)
Taiwan Semiconductor Manufacturing Co. Ltd.	Call	Citibank N.A.	10/19/16	TWD	183.04	393,000	(57,476)
Xero Ltd.	Call	UBS AG	10/19/16	NZD	20.39	14,400	(1,959)
Crown Holdings, Inc.	Call	Bank of America N.A.	10/20/16	USD	55.20	32,200	(88,640)
Statoil ASA	Call	Deutsche Bank AG	10/20/16	NOK	133.70	55,000	(27,585)
Sumitomo Mitsui Financial Group, Inc.	Call	JPMorgan Chase Bank N.A.	10/20/16	JPY	3,672.00	82,500	(20,737)
Unilever PLC	Call	Bank of America N.A.	10/20/16	GBP	36.64	48,200	(37,971)
ASML Holding NV	Call	UBS AG	10/25/16	EUR	93.99	26,900	(147,245)
BAE Systems PLC	Call	UBS AG	10/25/16	GBP	5.62	256,000	(404)
Cellnex Telecom SA	Call	Morgan Stanley & Co. International PLC	10/25/16	EUR	16.24	68,400	(27,717)
Eni SpA	Call	Credit Suisse International	10/25/16	EUR	14.24	43,800	(333)
Koninklijke Philips NV	Call	Credit Suisse International	10/25/16	EUR	25.97	43,000	(39,696)
Lloyds Banking Group PLC	Call	Credit Suisse International	10/25/16	GBP	0.57	1,125,000	(14,057)
Nestle SA	Call	UBS AG	10/25/16	CHF	79.87	32,000	(3,250)
Samsonite International SA	Call	UBS AG	10/25/16	HKD	26.42	240,000	(11,382)
Statoil ASA	Call	Goldman Sachs International	10/25/16	NOK	138.12	66,100	(22,109)
Unibail-Rodamco SE — REIT	Call	Morgan Stanley & Co. International PLC	10/25/16	EUR	252.54	11,400	(7,323)
Diageo PLC	Call	Morgan Stanley & Co. International PLC	10/26/16	GBP	20.98	47,000	(73,351)
FANUC Corp.	Call	Bank of America N.A.	10/26/16	JPY	17,213.25	18,000	(99,845)
Nordea Bank AB	Call	Goldman Sachs International	10/26/16	SEK	84.74	150,000	(35,043)
AstraZeneca PLC	Call	UBS AG	10/27/16	GBP	52.14	23,500	(12,595)
BankUnited, Inc.	Call	Deutsche Bank AG	10/27/16	USD	31.94	34,000	(6,233)
Centene Corp.	Call	Goldman Sachs International	10/27/16	USD	69.35	43,000	(72,790)
GlaxoSmithKline PLC	Call	UBS AG	10/27/16	GBP	16.48	63,000	(21,672)
Imperial Brands PLC	Call	Credit Suisse International	10/27/16	GBP	41.29	37,300	(13,414)
Kennedy-Wilson Holdings, Inc.	Call	Barclays Bank PLC	10/27/16	USD	21.93	55,100	(51,751)

SEPTEMBER 30, 2016	7

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Lloyds Banking Group PLC	Call	UBS AG	10/27/16	GBP	0.60	800,000	$(1,419)
UBS Group AG	Call	Credit Suisse International	10/27/16	CHF	13.66	89,000	(20,410)
Assured Guaranty Ltd.	Call	Morgan Stanley & Co. International PLC	10/28/16	USD	27.40	23,000	(19,379)
Delphi Automotive PLC	Call	Goldman Sachs International	10/28/16	USD	70.49	25,000	(61,719)
InterXion Holding NV	Call	UBS AG	10/28/16	USD	38.14	59,900	(25,072)
Kellogg Co.	Call	Citibank N.A.	10/28/16	USD	80.44	32,000	(17,326)
Aramark	Call	Wells Fargo Bank N.A.	11/01/16	USD	37.15	48,000	(67,660)
Fairfax Financial Holdings Ltd.	Call	Morgan Stanley & Co. International PLC	11/01/16	CAD	738.00	3,200	(93,540)
Kennedy-Wilson Holdings, Inc.	Call	Deutsche Bank AG	11/01/16	USD	21.83	32,000	(52,493)
Sony Corp.	Call	Goldman Sachs International	11/01/16	JPY	3,401.68	110,000	(111,782)
AIA Group Ltd.	Call	Bank of America N.A.	11/02/16	HKD	51.92	138,000	(23,725)
Cellnex Telecom SA	Call	Morgan Stanley & Co. International PLC	11/02/16	EUR	16.03	54,000	(31,252)
Galp Energia SGPS SA	Call	Credit Suisse International	11/02/16	EUR	11.78	55,000	(37,347)
Galp Energia SGPS SA	Call	Goldman Sachs International	11/02/16	EUR	12.50	143,000	(39,376)
Nintendo Co. Ltd.	Call	JPMorgan Chase Bank N.A.	11/02/16	JPY	28,514.10	4,800	(45,306)
Samsonite International SA	Call	UBS AG	11/02/16	HKD	24.89	156,000	(21,475)
Snam SpA	Call	Morgan Stanley & Co. International PLC	11/02/16	EUR	4.94	342,100	(41,475)
SoftBank Group Corp.	Call	JPMorgan Chase Bank N.A.	11/02/16	JPY	6,832.65	44,000	(59,698)
Xero Ltd.	Call	Bank of America N.A.	11/02/16	NZD	20.29	14,400	(3,841)
Imperial Brands PLC	Call	Credit Suisse International	11/03/16	GBP	40.00	37,000	(36,249)
Kennedy-Wilson Holdings, Inc.	Call	Barclays Bank PLC	11/03/16	USD	22.69	32,000	(23,429)
Metro Bank PLC	Call	Goldman Sachs International	11/03/16	GBP	28.06	32,000	(62,090)
Statoil ASA	Call	Bank of America N.A.	11/03/16	NOK	129.80	151,000	(142,250)
Unilever PLC	Call	Credit Suisse International	11/03/16	GBP	36.02	48,100	(58,625)
Adobe Systems, Inc.	Call	Barclays Bank PLC	11/04/16	USD	100.94	25,200	(211,432)
Alps Electric Co. Ltd.	Call	UBS AG	11/04/16	JPY	2,574.48	63,000	(60,975)
Atlantia SpA	Call	Credit Suisse International	11/08/16	EUR	23.29	42,000	(12,688)
GlaxoSmithKline PLC	Call	Bank of America N.A.	11/08/16	GBP	16.46	35,000	(16,700)
LG Chem Ltd.	Call	UBS AG	11/08/16	KRW	243,371.00	9,000	(85,118)
PPL Corp.	Call	Bank of America N.A.	11/08/16	USD	35.54	18,000	(7,559)
Koninklijke Philips NV	Call	Morgan Stanley & Co. International PLC	11/09/16	EUR	26.75	100,000	(87,257)
Nintendo Co. Ltd.	Call	Bank of America N.A.	11/09/16	JPY	28,927.45	12,000	(116,978)
Nordea Bank AB	Call	UBS AG	11/09/16	SEK	84.54	35,000	(11,100)
Samsonite International SA	Call	Bank of America N.A.	11/09/16	HKD	25.65	72,000	(7,148)
Xero Ltd.	Call	Deutsche Bank AG	11/09/16	NZD	19.52	15,000	(7,970)
BAE Systems PLC	Call	Morgan Stanley & Co. International PLC	11/10/16	GBP	5.29	133,000	(11,831)
BankUnited, Inc.	Call	Deutsche Bank AG	11/10/16	USD	31.94	34,000	(10,518)
Diageo PLC	Call	Morgan Stanley & Co. International PLC	11/10/16	GBP	22.44	47,000	(20,586)
Eni SpA	Call	Bank of America N.A.	11/10/16	EUR	12.94	18,000	(7,386)
WestRock Co.	Call	Citibank N.A.	11/11/16	USD	49.08	32,000	(59,261)
Concho Resources, Inc.	Call	Morgan Stanley & Co. International PLC	11/14/16	USD	128.00	26,700	(337,204)
Anheuser-Busch InBev SA	Call	Bank of America N.A.	11/15/16	EUR	114.38	67,000	(319,830)
Aramark	Call	Bank of America N.A.	11/15/16	USD	37.90	62,000	(72,037)
Cellnex Telecom SA	Call	Morgan Stanley & Co. International PLC	11/15/16	EUR	16.03	80,000	(53,842)
Fairfax Financial Holdings Ltd.	Call	Morgan Stanley & Co. International PLC	11/15/16	CAD	767.73	8,000	(95,947)
Metro Bank PLC	Call	UBS AG	11/15/16	GBP	28.17	40,000	(90,338)
Nordea Bank AB	Call	Morgan Stanley & Co. International PLC	11/15/16	SEK	85.82	180,000	(49,943)
Snam SpA	Call	Credit Suisse International	11/15/16	EUR	4.96	342,000	(41,691)
Sumitomo Mitsui Financial Group, Inc.	Call	Morgan Stanley & Co. International PLC	11/15/16	JPY	3,477.18	66,000	(88,156)
Naspers Ltd., N Shares	Call	Bank of America N.A.	11/16/16	ZAR	2,435.40	18,100	(84,833)
Unibail-Rodamco SE — REIT	Call	Morgan Stanley & Co. International PLC	11/16/16	EUR	252.96	7,800	(15,526)
Xero Ltd.	Call	Deutsche Bank AG	11/22/16	NZD	19.45	15,000	(9,769)
BankUnited, Inc.	Call	Deutsche Bank AG	11/28/16	USD	31.37	47,000	(29,535)
Adobe Systems, Inc.	Call	Barclays Bank PLC	11/29/16	USD	100.94	25,200	(229,024)
Cellnex Telecom SA	Call	Morgan Stanley & Co. International PLC	11/29/16	EUR	15.98	59,700	(45,027)
Total							$(6,443,440)

8	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	—	$208,044	$208,044
Belgium	—	$28,212,785	—	28,212,785
Canada	$12,016,395	—	—	12,016,395
China	21,681,043	—	—	21,681,043
France	—	9,429,111	—	9,429,111
Hong Kong	—	7,726,059	—	7,726,059
India	—	13,386,512	—	13,386,512
Indonesia	—	4,443,003	—	4,443,003
Ireland	7,672,518	—	—	7,672,518
Israel	4,136,299	—	—	4,136,299
Italy	—	19,080,618	—	19,080,618
Japan	—	57,432,039	—	57,432,039
Mexico	6,498,024	—	—	6,498,024
Netherlands	5,222,924	21,583,377	—	26,806,301
New Zealand	—	4,942,252	—	4,942,252
Norway	—	10,292,234	—	10,292,234
Philippines	4,813,313	—	—	4,813,313
Portugal	—	9,186,308	—	9,186,308
South Africa	—	11,448,774	—	11,448,774
South Korea	—	12,807,193	—	12,807,193
Spain	—	14,125,985	—	14,125,985
Sweden	—	6,537,808	—	6,537,808
Switzerland	—	22,687,389	—	22,687,389
Taiwan	—	13,430,076	—	13,430,076
Thailand	3,551,645	—	—	3,551,645
United Kingdom	22,273,114	64,302,622	—	86,575,736
United States	514,757,853	5,264,678	3,935,049	523,957,580
Preferred Stocks	—	—	26,089,321	26,089,321
Short-Term Securities	10,266,008	—	—	10,266,008

Total	$612,889,136	$336,318,823	$30,232,414	$979,440,373

Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(5,277,114)	$(6,761,635)	—	$(12,038,749)

[1] Derivative financial instruments are options written, which are shown at value.

SEPTEMBER 30, 2016	9

Schedule of Investments (concluded)	BlackRock Global Opportunities Equity Trust (BOE)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$2,695,547	—	—	$2,695,547
Liabilities:
Bank overdraft	—	$(194,291)	—	(194,291)

Total	$2,695,547	$(194,291)	—	$2,501,256

Transfers between Level 1 and Level 2 were as follow:
	Transfers into Level 1[1]	Transfers out of Level 1[2]	Transfers into Level 2[2]	Transfers out of Level 2[1]
Assets:
Investments:
Long-Term Investments:
Common Stocks	$ 8,123,988	$ (31,036,968)	$ 31,036,968	$ (8,123,988)

[1]	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening Balance, as of December 31, 2015	$9,185,948	$26,668,421	$35,854,369
Transfers into Level 3	639,954	—	639,954
Transfers out of Level 3	(5,237,738)	—	(5,237,738)
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation/depreciation[1]	(445,071)	(579,100)	(1,024,171)
Purchases	—	—	—
Sales	—	—	—

Closing Balance, as of September 30, 2016	$4,143,093	$26,089,321	$30,232,414

Net change in unrealized appreciation/depreciation on investments still held at September 30, 2016[1]	$(445,071)	$(579,100)	$(1,024,171)

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation methodologies used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $208,044.

	Value	Valuation Methodologies	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Common Stocks	$3,935,049	Market Approach	Tangible Book Value Multiple[1]	1.60x	—
Preferred Stocks	26,089,321	Market Approach	Discount Rate	25.00%	—
			Revenue Growth Rate[1]	84.00% - 127.00%	104.93%
			Revenue Multiple[1]	11.50x - 19.21x	15.07x
			Scenario Probability	25.00% - 70.00%	—
			Time to Exit[2]	1-2 years	—

Total	$30,024,370

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[2]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

10	SEPTEMBER 30, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Opportunities Equity Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Opportunities Equity Trust

Date: November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Opportunities Equity Trust

Date: November 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Opportunities Equity Trust

Date: November 22, 2016